Information about the main subsidiaries	12 Months Ended
Jun. 30, 2024
Information about the main subsidiaries
Information about the main subsidiaries

 7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	44.60%	227,724	2,014,041	274,913	814,415	1,152,437	513,987
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	194,573	529,298	91,226	179,420	453,225	293,599

	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	43.07%	260,910	2,382,939	264,792	940,213	1,438,844	619,710
Subsidiaries with indirect participation of Cresud
Brasilagro	62.12%	278,781	576,647	130,767	180,415	544,246	338,086

	Revenues	Net income	Total comprehensive loss	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net decrease in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	328,546	(33,803)	(3,816)	(4,677)	103,505	83,250	(190,938)	(4,183)	(98,282)
Subsidiaries with indirect participation of Cresud
Brasilagro	161,810	42,318	(33,092)	(20,557)	8,947	976	(51,327)	(41,404)	-

	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	331,721	226,586	(4,776)	2,761	135,586	98,240	(301,401)	(67,575)	(55,651)
Subsidiaries with indirect participation of Cresud
Brasilagro	171,951	38,751	73,689	44,539	16,838	22,930	(47,574)	(7,806)	-

(1)	Corresponds to the direct interest from the Group.

IDBD

The Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

On January 30, 2023, a copy of the lawsuit was sent to us and we evaluated the legal defense alternatives for the company's interests. During the fiscal year 2023 and to date, the process has followed its natural course and the Company has responded to all the requirements that have been made.

On January 17, 2024, the Court rejected the request for inhibition of assets and seizure of IRSA requested by IDBD. A hearing date has been set on the file dealing with the appeal of jurisdiction and notification of the lawsuit. A hearing date has also been set for the main claim file, which is in the evidentiary stage.

On April 9, 2024, the Court rejected the appeal filed by IRSA regarding the applicable jurisdiction and the form of notification of the claim, ordering that IRSA and Dolphin pay IDBD the sum of NIS 25,000 as expenses. The Court's decision was appealed to the Supreme Court on June 16, 2024 and on June 18, 2024, the Supreme Court refused to address the issue raised.

September 15, 2024 has been set as the deadline for IDBD, IRSA and Dolphin to report to the Court the status of the documentation exchange process. In this process, the parties show each other the requested documentation as part of the evidentiary stage. In a preliminary hearing the parties discussed document requests and agreed to attempt to reach a consensus on the facts of the case. In that hearing, the parties were given until October to present witnesses.

The company is discussing the origin of the claim in terms of its passive legitimacy and, subsidiarily, refuting the substantive arguments raised by IDBD.  Notwithstanding this, based on the analysis of the Company's lawyers based on the actions carried out to date, an accounting provision related to this claim has been recorded under the applicable accounting standards. As of the date of issuance of these financial statements, the process is still in progress.

Arcos del Gourmet S.A. (“Arcos o AGSA”)

ARCOS DEL GOURMET SA AND ANOTHER V. EN-AABE KNOWLEDGE PROCESS (CAF 030002/2015)

(i): This process was initiated on June 18, 2015, by AGSA to raise the nullity of the revocation of the contract for the readjustment of the use and exploitation concession, established by Resolution No. 170/2014 by the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish). Evidence was produced, and arguments were presented.

On August 24, 2022, the Court rejected the lawsuit filed by Arcos del Gourmet SA, with costs. On August 26, 2022, Arcos del Gourmet S.A. appealed the final judgment issued in the case. On September 19, 2023, Chamber V of the Federal Administrative Litigation Court issued a judgment rejecting the appeal filed by Arcos del Gourmet SA.

The judgment of the Court was appealed to the Supreme Court of Justice of the Nation through an extraordinary federal appeal filed on October 17, 2023. The federal extraordinary appeal was denied by the Chamber on March 14, 2024. AGSA filed an appeal in fact within the terms of articles 282 and 285 CPCCN before the Supreme Court of Justice of the Nation. The legal advisors of the Company believe that this appeal has reasonable prospects of success, as there is federal subject matter to enable the intervention of the Supreme Court.

ARCOS DEL GOURMET SA V. ADMINISTRACION DE INFRAESTRUCTURAS FERROVIARIAS SOC DEL ESTADO (ADIF) CONSIGNMENT LAWSUIT (CCF 001461/2015)

On April 8, 2015, AGSA initiated this lawsuit since AGSA was not allowed to pay the March 2015 canon corresponding to the Readjustment Contract of Use and Exploitation that Arcos agreed with ADIF. To date, all the canons that have been accrued to date have been judicially deposited - and those amounts invested in fixed-term deposits. On November 17, 2017, ADIF answered the lawsuit. The trial opened for evidence on March 21, 2019, which was produced, and arguments were presented in December 2022. Subsequently, at the time of requesting the issuance of a judgment, the court - as a measure to better provide - ordered the issuance of various letters rogatory to courts where issues related to the concession contract are being litigated, which were responded. Since these issues are still unresolved, the issuance of the final judgment was deferred.

PLAYAS FERROVIARIAS DE BUENOS AIRES SA V. ARCOS DEL GOURMET SA EVICTION LAW 17.091 (CAF 047454/2018)

On June 14, 2018, Playas Ferroviarias de Buenos Aires S.A. initiated an eviction process against AGSA. On February 13, 2019, it was decided to accumulate the eviction process with the nullity action promoted by AGSA (referred to in the preceding 1.A). As a consequence of the precautionary measure obtained on June 28, 2019, the eviction process remained suspended. On May 11, 2022, the Court ruled to decree the immediate eviction of AGSA and/or occupants and/or intruders of the properties. At the same time, it ordered Playas Ferroviarias de Buenos Aires S.A. to make arrangements to ensure the continuity of the commercial activities of the sub-lessees and the employment sources they employ and, for at least 6 months, the values agreed upon with the current concessionaire must be maintained. The next day, AGSA appealed. Finally, on July 13, 2022, the Prosecutor published the opinion. As a result of the opinion, Chamber V ordered the transfer of the case to judgment. Chamber V issued its judgment on September 19, 2023, rejecting the appeal filed by AGSA and confirming the judgment of the lower court. Against this judgment, AGSA filed an extraordinary federal appeal. The federal extraordinary appeal was denied by the Chamber on March 14, 2024. AGSA lodged a factual appeal under the terms of articles 282 and 285 of the CPCCN to the Supreme Court of Justice of the Nation. The legal advisors of the Company believe that this appeal has reasonable prospects of success, as there is federal subject matter to enable the intervention of the Supreme Court.

FEDERACION DE COMERCIO E INDUSTRIA DE LA CIUDAD DE BUENOS AIRES (FECOBA) and others V. GCBA and others on protective petition (CAYT 68795/2013-0)

Federación de Comercio e Industria de la Ciudad de Buenos Aires (Federation of Commerce and Industry of the City of Buenos Aires, or FECOBA in Spanish) argued that the project executed in DISTRICT ARCOS did not have the necessary environmental approvals and did not comply with zoning guidelines. It also requested a precautionary measure, which was admitted and caused the opening to the public to be delayed until December 18, 2014, which now operates normally. In the main process, after the filing of several procedural appeals, Chamber III of the Appeals Court issued a judgment on February 14, 2019, as follows: AGSA and GCBA were convicted, with AGSA being required to allocate at least 23,319.41 square meters for public use and utility with unrestricted access and special and preferential allocation to the generation of new park-like green spaces - located wholly or partially on the property subject to the lawsuit (Distrito Arcos) or adjacent lands. In case the company cannot allocate the entire land fraction to the City of Buenos Aires, then it must pay, after a valuation, the necessary amount of money so that the Administration proceeds to search for a property to fulfill the purpose established during the term of the concession contract. If none of the mentioned alternatives are carried out by AGSA, the demolition of the necessary works on the property to comply with the stipulated in the Urban Planning Code (art. 3.1.2) would be ordered. Subsequently, within the framework of the appeal for constitutional review denied filed by AGSA against the aforementioned judgment, the Superior Court of Justice ruled that the demolition of the works carried out on the property where the "Distrito Arcos" Shopping Center is currently located, as ordered by the Chamber, is not appropriate, confirming the rest of the sentence. Our legal advisors are analyzing the procedural steps to follow.

Based on the detailed mentions above and based on the opinion of our internal and external legal advisors, we conclude that no provision should be registered for these situations.